Other Noncurrent Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Schedule of other noncurrent assets

Other noncurrent assets consist of the following (in thousands):

	September 30,	December 31,
	2022	2021
Deferred transaction costs	$6,125	$1,926
Advance rent and prepaids	83	749
Deposits	—	250
Total other noncurrent assets	$6,208	$2,925

Other noncurrent assets consist of the following (in thousands):

	As of December 31,
	2021	2020
Deferred transaction costs	$1,926	$—
Noncurrent prepaid expenses	749	7
Deposits	250	250
Total other noncurrent assets	$2,925	$257